FINACIAL LIABILITIES AT FAIR VALUE	12 Months Ended
Dec. 31, 2025
Financial Liabilities Fair Value Disclosure [Abstract]
FINACIAL LIABILITIES AT FAIR VALUE

NOTE 11 - FINACIAL LIABILITIES AT FAIR VALUE:

	December 31, 2025	December 31, 2024

Financial liability (A)	296	69
Private warrants (B)	786	1,506
Total	1,082	1,575

A Financial Liability

1.	The Company agreed to pay fees of 4% from the funds that will be received in an event of exercise of part of the Company’s ordinary warrants that were issued in a certain December 2024 private placement which created a financial liability presented on the total potential amount which was $46 as of December 31, 2025 and $69 as of December 31, 2024 (Note 11).

2.	The Company agreed to pay a commitment fee in the amount of $500, representing 2% of the $25 million SEPA. As of December 31,2025, the first half of the commitment fees was settled while the second tranche of the commitment fee amount, which represents 1% of the SEPA, settled on the 30-day anniversary of the SEPA through the issuance of a variable number of ordinary shares determined based on the VWAP formula defined therein, created a financial liability in amount of $250, measured at fair value through profit or loss until settlement. As of the date of these Financial Statements, the settlement amount of the committee fee shares were issued and transfer to the investor (see note 12(13)).

The financial liability as of December 31, 2025, and 2024 is $296 and $69 respectively.

B Private warrants

On December 26, 2023, the Company entered into a certain securities purchase agreement (Note 11.3), pursuant to which it issued unregistered warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share (the “Private Warrants”). The Private Warrants were exercisable immediately upon issuance and will expire three and a half years following their issuance.

The Private Warrants include cashless exercise mechanism, according to the terms specified in the agreement.

The Private Warrants may create obligation to transfer cash to the investors at fundamental transactions within the Black Scholes option pricing framework.

Therefore, the Company accounts for the Private Warrants as financial liability instruments that are measured at fair value and recognized financial expenses or income through profit and loss.

The company measured fair value by using Black-Scholes option pricing model;

The key inputs that were used in the Private Warrants fair value as of December 31, 2024, were:

●	risk-free interest rate 4.26%

●	expected volatility 88.61%

●	expected dividend yield of 0%

●	expected term of warrants – 2.5 years.

The key inputs that were used in the Private Warrants fair value as of December 31, 2025, were:

●	risk-free interest rate 3.48%

●	expected volatility 80.59%

●	expected dividend yield of 0%

●	expected term of warrants – 1.5 years.

The fair value of the Private Warrants as of December 31, 2025 and 2024 was $786 and $1,506 respectively.

C. Standby Equity Purchase Agreement

On December 12, 2025, the Company entered into the SEPA with Yorkville pursuant to which the Company has the right to sell to Yorkville up to $25,000 of Ordinary Shares, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA. The Company also entered into a Registration Rights Agreement with Yorkville pursuant to which it will register the resale of Ordinary Shares issued to Yorkville pursuant to the SEPA. Sales of Ordinary Shares to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell Ordinary Shares to Yorkville under the SEPA.

Each advance (each, an “Advance”) the Company requests in writing to Yorkville under the SEPA (notice of such request, an “Advance Notice”) may be for a number of Ordinary Shares. The Ordinary Shares purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to 97% of the lowest daily VWAP of the Ordinary Shares during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Yorkville. “VWAP” is defined as the daily volume weighted average price of the Ordinary Shares for such trading day on the Nasdaq Stock Market (“Nasdaq”) during regular trading hours as reported by Bloomberg L.P.

The SEPA will automatically terminate on December 12, 2028. The Company has the right to terminate the SEPA at no cost or penalty upon five trading days’ prior written notice to Yorkville, provided that there are no outstanding Advance Notices for which Ordinary Shares need to be issued and the Company has paid all amounts owed to Yorkville. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 4.99% of the then outstanding voting power or number of Ordinary Shares.

In connection with the execution of the SEPA, the Company agreed to pay a legal and structuring fee in the amount of $25, of which (a) $15 has been paid prior to the execution date, and (b) $10 has been paid within 3 days of the execution of the agreement. The company also agreed to pay a commitment fee of $500 in ordinary shares to Yorkville, payable as follows: (i) $250 has been paid three days following the date the SEPA was entered into, in the form of the issuance of 218,627 Ordinary Shares, representing $250 divided by the average of the daily VWAPs of the Ordinary Shares during the 3 Trading Days immediately prior to such due date, and (ii) $250 has been paid on the 30-day anniversary of the date of the SEPA in the form of the issuance of Ordinary Shares, representing $250 divided by the average of the daily VWAPs of the Ordinary Shares during the 3 Trading Days immediately prior to such due date. The Commitment Shares issuable hereunder were included in the initial Registration Statement. Throughout the month ended December 31, 2025, the Company did not issue any Ordinary Shares pursuant to the SEPA.